RELATED PARTIES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTIES

13. RELATED PARTIES

1)	Nature of relationships with related parties

Name	Relationship with the Company
Kwai Hoi, Ma	Co-founder, Chief Executive Officer, shareholder and director of the Company
Mui Ko	Spouse of Mr. Kwai Hoi, Ma
Edinburgh DH Holdings Limited	Controlled by Ms. Mui Ko
Fantastic Global Venture Limited	Controlled by immediate family member of Mr. Kwai Hoi, Ma
TKO Investments Limited	Controlled by immediate family member of Mr. Kwai Hoi, Ma
Bloomington DH Holdings Limited	A holding company owned and controlled by Mr. Kwai Hoi, Ma
Nova Pulsar Holdings Limited	A shareholder of the Company

2)	Transactions with related parties

	Six months ended September 30,
	2025	2024
Borrowings from related parties (a)
Mui Ko	$-	$75,204

Repayment of borrowings from related party
Kwai Hoi, Ma	$221,791	$290,715

Payment of operating expenses on behalf of the Company (b)
Kwai Hoi, Ma	$205,142	$332,116

Advance to a related party (c)
Kwai Hoi, Ma	$128,010	$-

Purchase of convertible promissory note issued by the Company
TKO Investment Limited	$-	$4,500,000

Interest expense of convertible promissory notes - related parties
Edinburgh DH Holdings Limited	$-	$14,959
Fantastic Global Venture Limited	-	52,356
	$-	$74,795

(a)	The borrowings from related parties were interest free and repayable on demand.
(b)	The payments of operating expenses, deferred offering costs and purchase of property and equipment on behalf of the Company were subject to repayments to Mr. Kwai Hoi, Ma.
(c)	The advance to a director for general business activities was interest free and repayable on demand.

3)	Balances with related parties

As of September 30, 2025 and March 31, 2025, the balances due from (to) related parties were as follows:

	As of
	September 30, 2025	March 31, 2025
Due from related parties
Nova Pulsar Holdings Limited	$-	$714,527
Kwai Hoi, Ma	107,728	-
	$107,728	$714,527

Due to a related party
Kwai Hoi, Ma	$-	$37,512

14. RELATED PARTIES

1)	Nature of relationships with related parties

Name	Relationship with the Company
Kwai Hoi, Ma	Co-founder, Chief Executive Officer, shareholder and director of the Company
Mui Ko	Spouse of Mr. Kwai Hoi, Ma
Edinburgh DH Holdings Limited	Controlled by Ms. Mui Ko
Fantastic Global Venture Limited	Controlled by immediate family member of Mr. Kwai Hoi, Ma
TKO Investments Limited	Controlled by immediate family member of Mr. Kwai Hoi, Ma
Bloomington DH Holdings Limited	A holding company owned and controlled by Mr. Kwai Hoi, Ma
Nova Pulsar Holdings Limited	A shareholder of the Company
True Blue Entertainment, LLC (“True Blue”)	Controlled by Mr. Fredrik Eklund*

*	Mr. Fredrik Eklund is no longer the Company’s shareholder since April 29, 2024.

2)	Transactions with related parties

	For the Years Ended March 31,
	2025	2024	2023
Borrowings from related parties (a)
Kwai Hoi, Ma	$-	$3,536,592	$976,941
Mui Ko	449,877	1,409,014	-
	$449,877	$4,945,606	$976,941
Repayment of borrowings from related parties
Kwai Hoi, Ma	$615,969	$4,253,628	$1,276
Mui Ko	449,877	409,014	-
	$1,065,846	$4,662,642	$1,276

Payment of operating expenses on behalf of the Company (b)
Kwai Hoi, Ma	$593,263	$791,871	$4,256,995

Payment of deferred offering costs (b)
Kwai Hoi, Ma	$-	$-	$200,000

Payment of SPAC extension fee, as part of deferred offering costs
Nova Pulsar Holdings Limited	$69,763	$-	$-

Purchase of convertible promissory note issued by the Company
TKO Investment Limited	$4,500,000	$-	$-
Fantastic Global Venture Limited	$-	$3,500,000	$-
Edinburgh DH Holdings Limited	$-	$1,000,000	$-

Payment of marketing expenses
True Blue	$-	$451,613	$375,000

Purchase of property and equipment on behalf of the Company (b)
Kwai Hoi, Ma	$-	$12,621	$31,722

Interest expense of convertible promissory notes - related parties
Edinburgh DH Holdings Limited	$19,151	$12,951	$-
Fantastic Global Venture Limited	67,027	4,382	-
	$86,178	$17,333	$-

(a)	The borrowings from related parties were interest free and repayable on demand.
(b)	The payments of operating expenses, deferred offering costs and purchase of property and equipment on behalf of the Company were subject to repayments to Mr. Kwai Hoi, Ma.

3)	Balances with related parties

As of March 31, 2025 and 2024, the balances due from (to) related parties were as follows:

	As of March 31,
	2025	2024
Due from a related party
Nova Pulsar Holdings Limited	$714,527	$-

Due to related parties
Kwai Hoi, Ma	$37,512	$87,456
Edinburgh DH Holdings Limited	-	12,951
Fantastic Global Venture Limited	-	4,382
	$37,512	$104,789

4)	Convertible promissory notes with related parties

On October 4, 2023, the Company issued convertible promissory notes in an aggregate principal amount of $4,500,000 to two related parties, Edinburgh DH Holdings Limited and Fantastic Global Venture Limited with simple interest on the outstanding principal amount at 3% per annum and maturity on September 30, 2024. Pursuant to the extension to convertible promissory notes agreement dated July 12, 2024, the due date of the convertible promissory notes was extended to July 31, 2025.

On June 28, 2024, the Company issued convertible promissory note of $4,500,000 to a related party. TKO Investments Limited. The convertible promissory notes were non-interest bearing with maturity on July 31, 2025.

On November 19, 2024, in connection with the consummation of the Business Combination, the Company issued an aggregate 1,900,000 Class A Ordinary Shares to convert all the convertible promissory notes payable with the conversion prices ranging from $5 to $10 per share.

For the years ended March 31, 2025 and 2024, interest expense on convertible promissory notes were $86,178 and $17,333, respectively.